SCHEDULE OF INVESTMENTS
Thornburg Emerging Markets Managed Account Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 91.5%
	Automobiles & Components — 6.1%
	Automobile Components — 2.7%
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A,	10,200	$ 37,422
	Automobiles — 3.4%
[a]	Kia Corp.	626	48,411
			85,833
	Banks — 6.1%
	Banks — 6.1%
	Saudi National Bank	4,091	42,191
	SCB X PCL	13,900	43,124
			85,315
	Capital Goods — 2.8%
	Machinery — 2.8%
	Shenzhen Inovance Technology Co. Ltd. Class A	4,400	39,172
			39,172
	Consumer Discretionary Distribution & Retail — 8.2%
	Broadline Retail — 3.5%
	momo.com, Inc.	3,000	49,755
	Specialty Retail — 4.7%
	China Tourism Group Duty Free Corp. Ltd. Class A	3,300	38,941
	K Car Co. Ltd.	2,915	26,443
			115,139
	Consumer Staples Distribution & Retail — 6.8%
	Consumer Staples Distribution & Retail — 6.8%
	BIM Birlesik Magazalar AS	3,909	39,894
	Raia Drogasil SA	9,100	55,088
			94,982
	Energy — 2.7%
	Energy Equipment & Services — 2.7%
	ADNOC Drilling Co. PJSC	36,766	37,840
			37,840
	Equity Real Estate Investment Trusts (REITs) — 3.2%
	Diversified REITs — 3.2%
	Fibra Uno Administracion SA de CV	24,700	44,364
			44,364
	Financial Services — 11.8%
	Capital Markets — 5.5%
	East Money Information Co. Ltd. Class A	18,800	37,217
	Saudi Tadawul Group Holding Co.	822	40,232
	Financial Services — 6.3%
	Chailease Holding Co. Ltd.	14,000	88,040
			165,489
	Food, Beverage & Tobacco — 3.5%
	Beverages — 3.5%
	Kweichow Moutai Co. Ltd. Class A	200	48,673
			48,673
	Health Care Equipment & Services — 6.0%
	Health Care Providers & Services — 6.0%
	Aier Eye Hospital Group Co. Ltd. Class A	15,200	33,906
[a]	Oncoclinicas do Brasil Servicos Medicos SA	18,600	49,847
			83,753
	Pharmaceuticals, Biotechnology & Life Sciences — 2.1%
	Biotechnology — 2.1%
	Imeik Technology Development Co. Ltd. Class A	700	29,050

SCHEDULE OF INVESTMENTS, Continued
Thornburg Emerging Markets Managed Account Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
			29,050
	Real Estate Management & Development — 2.7%
	Real Estate Management & Development — 2.7%
	Aldar Properties PJSC	25,468	$ 37,099
			37,099
	Semiconductors & Semiconductor Equipment — 4.7%
	Semiconductors & Semiconductor Equipment — 4.7%
	MediaTek, Inc.	2,000	66,144
			66,144
	Technology Hardware & Equipment — 19.5%
	Electronic Equipment, Instruments & Components — 5.0%
	Lotes Co. Ltd.	2,000	69,728
	Technology Hardware, Storage & Peripherals — 14.5%
	Samsung Electronics Co. Ltd.	3,329	202,060
			271,788
	Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.6%
[a]	Converge Information & Communications Technology Solutions, Inc.	241,800	36,592
			36,592
	Transportation — 2.7%
	Transportation Infrastructure — 2.7%
	Salik Co. PJSC	44,575	37,745
			37,745
	Total Common Stock (Cost $1,197,416)		1,278,978
	Short-Term Investments — 6.6%
[b]	Thornburg Capital Management Fund	9,152	91,518
	Total Short-Term Investments (Cost $91,518)		91,518
	Total Investments — 98.1% (Cost $1,288,934)		$1,370,496
	Other Assets Less Liabilities — 1.9%		27,099
	Net Assets — 100.0%		$1,397,595

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Emerging Markets Managed Account Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Emerging Markets Managed Account Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund commenced operations on October 2, 2023 and currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Emerging Markets Managed Account Fund	December 31, 2023 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/23	Dividend Income
Thornburg Capital Mgmt. Fund	$-	$1,438,077	$(1,346,559)	$-	$-	$91,518	$2,439